Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2021 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $123,061,204 and the Fund owned 66.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 2.3%
Hexcel Corp.	31,522	$1,376,250
Mercury Systems, Inc.(1)	41,345	2,937,976

		$4,314,226

Auto Components — 4.1%
Dana, Inc.	129,490	$2,506,926
Dorman Products, Inc.(1)	28,072	2,549,780
Visteon Corp.(1)	19,951	2,543,354

		$7,600,060

Banks — 10.0%
Commerce Bancshares, Inc.	28,967	$1,936,444
Community Bank System, Inc.	47,592	3,086,341
First Citizens BancShares, Inc., Class A	1,941	1,156,817
Glacier Bancorp, Inc.	53,827	2,511,029
Independent Bank Corp.	26,596	1,996,828
Pinnacle Financial Partners, Inc.	42,377	2,904,096
South State Corp.	45,595	3,179,795
Stock Yards Bancorp, Inc.	41,504	1,875,981

		$18,647,331

Biotechnology — 1.8%
Emergent BioSolutions, Inc.(1)	31,964	$3,415,353

		$3,415,353

Building Products — 3.9%
AZEK Co., Inc. (The)(1)	119,509	$4,767,214
CSW Industrials, Inc.	21,944	2,556,915

		$7,324,129

Capital Markets — 1.1%
Cohen & Steers, Inc.	32,727	$2,143,619

		$2,143,619

Chemicals — 4.1%
Balchem Corp.	26,408	$2,826,448
Valvoline, Inc.	200,720	4,765,093

		$7,591,541

Commercial Services & Supplies — 2.5%
Herman Miller, Inc.	54,132	$1,854,021
Kimball International, Inc., Class B	42,212	510,343
UniFirst Corp.	5,145	1,094,856

Security	Shares	Value
Viad Corp.(1)	36,576	$1,261,872

		$4,721,092

Diversified Consumer Services — 2.3%
Terminix Global Holdings, Inc.(1)	88,245	$4,207,522

		$4,207,522

Electric Utilities — 0.6%
ALLETE, Inc.	16,550	$1,040,002

		$1,040,002

Electronic Equipment, Instruments & Components — 0.6%
National Instruments Corp.	29,304	$1,213,186

		$1,213,186

Equity Real Estate Investment Trusts (REITs) — 6.6%
CubeSmart	83,565	$2,911,405
EastGroup Properties, Inc.	15,029	2,031,019
Essential Properties Realty Trust, Inc.	131,355	2,734,811
Rexford Industrial Realty, Inc.	36,663	1,794,287
STORE Capital Corp.	89,161	2,765,774

		$12,237,296

Food & Staples Retailing — 2.3%
Chefs Warehouse, Inc. (The)(1)	36,788	$1,003,945
Performance Food Group Co.(1)	71,988	3,374,797

		$4,378,742

Food Products — 2.0%
J&J Snack Foods Corp.	5,018	$766,048
Nomad Foods, Ltd.(1)	114,862	2,883,036

		$3,649,084

Gas Utilities — 1.5%
ONE Gas, Inc.	37,731	$2,759,268

		$2,759,268

Health Care Equipment & Supplies — 7.4%
Envista Holdings Corp.(1)	72,404	$2,573,238
Haemonetics Corp.(1)	30,717	3,510,646
ICU Medical, Inc.(1)	17,406	3,559,179
Integra LifeSciences Holdings Corp.(1)	52,798	3,486,780
Tandem Diabetes Care, Inc.(1)	7,918	733,603

		$13,863,446

Health Care Providers & Services — 6.6%
Addus HomeCare Corp.(1)	18,516	$2,083,976
Amedisys, Inc.(1)	16	4,597
AMN Healthcare Services, Inc.(1)	27,145	1,957,697

Security	Shares	Value
Chemed Corp.	5,855	$3,032,305
LHC Group, Inc.(1)	15,974	3,182,340
R1 RCM, Inc.(1)	82,471	2,080,743

		$12,341,658

Health Care Technology — 0.8%
Phreesia, Inc.(1)	22,868	$1,493,052

		$1,493,052

Hotels, Restaurants & Leisure — 1.1%
Choice Hotels International, Inc.	17,274	$1,738,455
Wyndham Hotels & Resorts, Inc.(1)	7,153	416,090

		$2,154,545

Household Durables — 0.8%
Tempur Sealy International, Inc.(1)	59,244	$1,564,042

		$1,564,042

Independent Power and Renewable Electricity Producers — 0.4%
Sunnova Energy International, Inc.(1)	16,077	$704,976

		$704,976

Insurance — 3.7%
AMERISAFE, Inc.	36,965	$2,051,558
First American Financial Corp.	23,280	1,217,311
RLI Corp.	13,676	1,323,563
Selective Insurance Group, Inc.	36,411	2,365,987

		$6,958,419

Interactive Media & Services — 0.9%
Cargurus, Inc.(1)	56,172	$1,643,031

		$1,643,031

IT Services — 2.5%
Euronet Worldwide, Inc.(1)	9,126	$1,140,385
NIC, Inc.	133,762	3,600,873

		$4,741,258

Leisure Products — 2.2%
Brunswick Corp.	37,028	$3,201,441
Polaris, Inc.	7,227	843,174

		$4,044,615

Machinery — 6.1%
Allison Transmission Holdings, Inc.	57,414	$2,336,750
Lydall, Inc.(1)	20,653	621,655
Middleby Corp.(1)	16,589	2,251,459
Mueller Water Products, Inc., Class A	299,014	3,585,178
RBC Bearings, Inc.(1)	4,262	713,160

Security	Shares	Value
Woodward, Inc.	16,684	$1,867,774

		$11,375,976

Marine — 0.8%
Kirby Corp.(1)	29,973	$1,521,429

		$1,521,429

Professional Services — 1.4%
CBIZ, Inc.(1)	104,019	$2,695,132

		$2,695,132

Road & Rail — 1.6%
Landstar System, Inc.	20,854	$2,907,048

		$2,907,048

Semiconductors & Semiconductor Equipment — 1.9%
Ambarella, Inc.(1)	18,180	$1,715,465
Silicon Laboratories, Inc.(1)	14,394	1,888,061

		$3,603,526

Software — 7.6%
ACI Worldwide, Inc.(1)	116,807	$4,484,221
Altair Engineering, Inc., Class A(1)	78,611	4,396,713
CDK Global, Inc.	48,754	2,432,825
Envestnet, Inc.(1)	37,217	2,855,660

		$14,169,419

Specialty Retail — 4.6%
Asbury Automotive Group, Inc.(1)	5,273	$751,982
Lithia Motors, Inc., Class A	9,070	2,890,428
National Vision Holdings, Inc.(1)	104,988	4,868,294

		$8,510,704

Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings, Ltd.(1)	40,859	$1,702,186
Steven Madden, Ltd.(1)	15,642	525,571

		$2,227,757

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	20,296	$1,428,635

		$1,428,635

Water Utilities — 1.1%
Middlesex Water Co.	24,789	$1,973,204

		$1,973,204

Total Common Stocks (identified cost $132,234,209)		$185,164,323

Short-Term Investments — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	2,191,824	$2,191,824

Total Short-Term Investments (identified cost $2,191,824)		$2,191,824

Total Investments — 100.4% (identified cost $134,426,033)		$187,356,147

Other Assets, Less Liabilities — (0.4)%		$(827,896)

Net Assets — 100.0%		$186,528,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

The Portfolio did not have any open derivative instruments at January 31, 2021.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $2,191,824, which represents 1.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$92,958	$9,158,030	$(7,059,164)	$—	$—	$2,191,824	$173	2,191,824

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$185,164,323	*	$—	$—	$185,164,323
Short-Term Investments	—		2,191,824	—	2,191,824
Total Investments	$185,164,323		$2,191,824	$—	$187,356,147

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.